RELATED PARTY TRANSACTIONS (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
RELATED PARTY TRANSACTIONS
Due to a related party	$ 189,655	$ 91,687
General and administrative expense	996,210	1,273,737
Silvercorp Metals Inc.
RELATED PARTY TRANSACTIONS
Due to a related party	189,655	91,687
General and administrative expense	$ 767,857	$ 801,406